Financial Instruments by Category	12 Months Ended
Dec. 31, 2024
Financial Instruments by Category [Abstract]
FINANCIAL INSTRUMENTS BY CATEGORY
30.	FINANCIAL INSTRUMENTS BY CATEGORY

The carrying amounts of each of the categories of financial instruments as at the end of the reporting period are as follows:

2024

Financial assets

	Financial asset at fair value through other comprehensive income	Financial assets at amortized cost	Total
	US$	US$	US$
2024
Non-current financial asset	600,000	-	600,000
Accounts receivable	-	13,537,896	13,537,896
Financial assets included in deposits and other receivables	-	639,444	639,444
Pledged bank deposits	-	185,336	185,336
Cash and cash equivalents	-	42,521,520	42,521,520

	600,000	56,884,196	57,484,196

Financial liabilities

	Financial liabilities at fair value through profit or loss - designated as such upon initial recognition	Financial liabilities at amortized cost	Total
	US$	US$	US$
2024
Financial liabilities included in accounts and other payable	-	27,403,211	27,403,211
Warrant liabilities	1,392,997	-	1,392,997
Lease liabilities	-	735,550	735,550

	1,392,997	28,138,761	29,531,758

The carrying amounts of each of the categories of financial instruments as at the end of the reporting period are as follows: (continued)

2023

Financial assets at amortized cost

2023
US$
Accounts receivable	17,236,384
Financial assets included in deposits and other receivables	808,679
Pledged bank deposits	188,745
Cash and cash equivalents	68,641,016
86,874,824

Financial liabilities

	Financial liabilities at fair value through profit or loss - designated as such upon initial recognition	Financial liabilities at amortized cost	Total
	US$	US$	US$
2023
Financial liabilities included in accounts and other payable	-	29,504,114	29,504,114
Warrant liabilities	1,839,808	-	1,839,808
Lease liabilities	-	606,061	606,061

	1,839,808	30,110,175	31,949,983